INTEREST INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interest income [Abstract]
Interests on loans to joint ventures (Note 5)	$ 983	$ 2,573	$ 4,346
Guarantee fees from related parties (Note 5)	0	0	325
Bank interests	996	1,214	1,294
Other interests	0	0	1,199
Interest income	$ 1,979	$ 3,787	$ 7,164